STOCK-BASED COMPENSATION - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Number Of Shares Available For Grant [Roll Forward]
Options available for grant, beginning of period (in shares)	11,048
Options granted (in shares)	(18,335)	0
Options forfeited (in shares)	18,335
Options available for grant, end of period (in shares)	11,048		11,048
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period (in shares)	51,379,939
Options granted (in shares)	18,335	0
Options exercised (in shares)	(6,465,857)
Options forfeited (in shares)	(18,335)
Options outstanding, end of period (in shares)	44,914,082		51,379,939
Options vested and exercisable (in shares)	32,204,617
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, beginning of period, weighted average exercise price (in dollars per share)	$ 0.56
Options granted, weighted average exercise price (in dollars per share)	3.47
Options exercised, weighted average exercise price (in dollars per share)	0.43
Options forfeited, weighted average exercise price (in dollars per share)	0.51
Options outstanding, end of period, weighted average exercise price (in dollars per share)	0.58		$ 0.56
Options vested and exercisable, weighted-average exercise price (in dollars per share)	$ 0.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	7 years 18 days		7 years 2 months 15 days
Weighted average remaining contractual life, options vested and exercisable	6 years 3 months 18 days
Aggregate intrinsic value, options outstanding	$ 202,792		$ 46,516
Aggregate intrinsic value, options vested and exercisable	$ 149,536